UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

New York Tax-Free Income Fund

As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 96.0%				$63,226,310

(Cost $56,236,287)

New York 85.4%				56,251,135

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	$1,166,260
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	953,580
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,140,040
City of New York, Series E-1	6.250	10/15/28	500,000	623,690
Herkimer County Industrial Development Agency
Flots Adult Home, Series A	5.500	03/20/40	960,000	1,077,802
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,173,020
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,792,590
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,209,560
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,154,450
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,750,000	1,976,415
Metropolitan Transportation Authority
Transit Revenue, Series E	5.000	11/15/42	1,000,000	1,117,730
Monroe County Industrial Development Corp., Series A	5.000	07/01/41	1,000,000	1,118,730
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	1,000,000	1,023,730
New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07/01/28	1,000,000	1,002,870
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	871,720
New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06/01/23	1,000,000	1,011,120
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,084,470
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,070,820
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,204,960
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	Zero	06/15/20	2,000,000	1,754,440
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,132,480
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,133,800
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,150,870
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/44	500,000	552,760
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,093,580
New York Liberty Development Corp.
Bank of American Tower, Class 2	5.625	07/15/47	1,000,000	1,121,110
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,437,195

1

New York Tax-Free Income Fund

As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

New York (continued)

New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	$1,000,000	$1,163,550
New York State Dormitory Authority
Miriam Osborn Memorial Home Association, Series B (D)	6.875	07/01/25	750,000	751,365
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,102,430
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	1,095,590
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	822,540
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/37	1,000,000	1,158,100
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,151,470
New York State Dormitory Authority
Series B	5.000	07/01/42	1,500,000	1,701,795
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	1,000,000	1,084,680
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,388,940
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,188,240
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07/01/29	5,330,000	2,628,490
Onondaga County Industrial Development Agency AMT	6.125	01/01/32	1,000,000	1,013,260
Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08/01/31	500,000	502,330
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,500,000	1,499,953
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,162,950
Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11/01/22	1,000,000	1,009,730
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	2,010,900
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	Zero	04/01/22	2,230,000	1,665,030

Puerto Rico 7.9%				5,233,765

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	1,067,670
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	500,000	500,540
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	2,000,000	2,069,200
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	1,059,590
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	536,765

Virgin Islands 1.8%				1,180,160

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,180,160

Guam 0.9%				561,250

Guam Government, Series A	5.750	12/01/34	500,000	561,250

2

New York Tax-Free Income Fund

As of 8-31-12 (Unaudited)

		Value

Short-Term Investments 3.3%		$2,200,000

(Cost $2,200,000)

	Par value	Value

Repurchase Agreement 3.3%		2,200,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $2,200,002 on 9-4-12, collateralized by $2,215,000 Federal Home Loan Bank, 1.250% due 2-15-14
(valued at $2,248,225 including interest)	$2,200,000	$2,200,000

Total investments (Cost $58,436,287)† 99.3%		$65,426,310

Other assets and liabilities, net 0.7%		$453,620

Total net assets 100.0%		$65,879,930

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

As a % of total
Insurance coverage	investments

ACA Financial Guaranty Corp.	4.4%
Ambac Financial Group, Inc.	2.5%
National Public Finance Guarantee Insurance Company	5.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $58,310,066. Net unrealized appreciation aggregated $7,116,244 of which $7,219,350 related to appreciated investment securities and $103,106 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-12.

General Obligation Bonds	4.3%
Revenue Bonds
Education	16.6%
Water & Sewer	11.3%
Development	9.2%
Health Care	8.0%
Utilities	7.8%
Airport	7.2%
Transportation	6.5%
Tobacco	1.5%
Pollution	1.3%
Other Revenue	22.3%
Short-Term Investments &
Other	4.0%

3

New York Tax-Free Income Fund

As of 8-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

76Q1 8/12
10/12

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

Massachusetts Tax-Free Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Municipal Bonds 93.4%				$120,832,460

(Cost $110,474,330)

Massachusetts 78.6%				101,589,875

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/27	$3,255,000	$3,541,017
Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,160,380
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	90,000	90,447
Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11/01/13	190,000	196,040
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,235,860
Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11/01/15	1,000,000	1,157,330
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,690,200
Commonwealth of Massachusetts, Series E	5.000	11/01/25	1,000,000	1,288,470
Freetown Lakeville Regional School District	5.000	07/01/23	1,000,000	1,023,300
Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12/01/31	3,410,000	3,450,204
Massachusetts Bay Transportation Authority
Assessment, Series A	5.000	07/01/41	1,360,000	1,582,537
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07/01/31	2,000,000	2,575,620
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,760,627
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	2,500,000	1,427,000
Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03/01/14	1,000,000	1,042,510
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	3,329,500
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,090,080
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	450,000	491,162
Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02/01/22	835,000	846,289
Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03/01/25	1,000,000	1,008,700
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,037,800
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,061,540
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,327,900
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,092,260
Massachusetts Development Finance Agency
Harvard University Series B	5.000	10/15/40	1,190,000	1,391,217
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	35,980
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	806,670

1

Massachusetts Tax-Free Income Fund

As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	Zero	11/15/56	$280,825	$1,466
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	1,062,460
Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07/01/42	1,000,000	1,078,380
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,101,200
Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,500,000	1,514,550
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	1,010,610
Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07/01/36	1,000,000	1,124,400
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,395,259
Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06/01/39	700,000	365,064
Massachusetts Development Finance Agency,
Southeatern Massachusetts System, Series A (D)	5.625	01/01/16	500,000	505,125
Massachusetts Health & Educational Facilities Authority
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	2,000,000	2,091,460
Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	1,000,000	951,490
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,002,610
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,047,170
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	2,147,080
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,174,290
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,103,840
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	365,489
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,160,980
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,058,480
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,164,470
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	424,767
Massachusetts Health & Educational Facilities Authority
Williams College, Series H	5.000	07/01/33	1,500,000	1,545,060
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,134,130
Massachusetts Housing Finance Agency, Series B	4.700	12/01/16	1,050,000	1,058,211
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12/01/20	2,780,000	2,784,309
Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12/01/29	1,210,000	1,211,440
Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12/01/19	500,000	502,500

2

Massachusetts Tax-Free Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Massachusetts (continued)

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	$1,770,000	$1,843,827
Massachusetts Port Authority
Conrac Project - Series A	5.125	07/01/41	500,000	556,835
Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09/01/16	1,000,000	1,002,550
Massachusetts School Building Authority
Senior, Series B	5.000	10/15/41	1,000,000	1,153,370
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,122,820
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05/01/19	1,000,000	861,090
Massachusetts State Department of Transportation
Highway Revenue Tolls, Escrowed to Maturity, Series A (D)	5.125	01/01/23	445,000	558,395
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	3,000,000	3,317,310
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01/01/20	1,000,000	820,270
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,223,240
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	68,086
Massachusetts Water Pollution Abatement Trust
Unrefunded 2012 Pooled Loan Program, Series 7	5.125	02/01/31	785,000	787,732
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,148,950
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,189,320
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,811,920
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,118,100
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	3,320,775
Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	2,000,000	2,202,220
University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05/01/39	1,500,000	1,656,135

Puerto Rico 13.1%				16,979,395

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07/01/39	1,000,000	1,039,970
Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	1,000,000	1,067,670
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	2,024,278
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,500,000	1,501,620
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Escrowed to Maturity, Series Y	6.250	07/01/14	955,000	1,059,362
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07/01/14	45,000	48,642
Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	2,098,200
Puerto Rico Highway & Transportation Authority
Unrefunded, Series AA (D)	5.500	07/01/19	360,000	409,025

3

Massachusetts Tax-Free Income Fund

As of 8-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Puerto Rico (continued)

Puerto Rico Highway & Transportation Authority
Unrefunded, Series H	5.450	07/01/35	$285,000	$296,768
Puerto Rico Housing Finance Authority	5.125	12/01/27	1,000,000	1,103,570
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08/01/42	1,000,000	1,079,430
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16) (Z)	Zero	08/01/32	3,000,000	3,103,800
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	2,000,000	2,147,060

Virgin Islands 1.3%				1,701,940

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,180,160
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	521,780

Guam 0.4%				561,250

Guam Government, Series A	5.750	12/01/34	500,000	561,250

Short-Term Investments 1.1%				$1,380,000

(Cost $1,380,000)

			Par value	Value

Repurchase Agreement 1.1%				1,380,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $1,380,000 on 9-4-12, collateralized by $1,390,000 Federal Home Loan Bank, 1.250% due 2-15-
14(valued at $1,410,850, including interest)			1,380,000	1,380,000

Total investments (Cost $111,854,330)† 94.5%				$122,212,460

Other assets and liabilities, net 5.5%				$7,082,233

Total net assets 100.0%				$129,294,693

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

As a % of total
Insurance coverage	investments

ACA Financial Guaranty Corp.	1.7%
Ambac Financial Group, Inc.	3.3%
Assured Guarantee Corp.	0.9%
Assured Guaranty Municipal Corp.	9.2%
Financial Guaranty Insurance Company	0.5%
National Public Finance Guarantee Insurance Company	10.0%
Radian Asset Assurance, Inc.	0.8%
XL Capital Assurance, Inc.	0.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

4

Massachusetts Tax-Free Income Fund
As of 8-31-12 (Unaudited)

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $110,580,273. Net unrealized appreciation aggregated $9,971,551, of which $10,929,988 related to appreciated investment securities and $958,437 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-12:

General Obligation Bonds	7.3%
Revenue Bonds
Water & Sewer	14.2%
Health Care	13.8%
Education	12.8%
Transportation	12.7%
Housing	8.2%
Pollution	3.5%
Utilities	2.7%
Facilities	1.7%
Development	1.7%
Industrial Development	0.1%
Other Revenue	14.7%
Short-Term Investments & Other	6.6%

5

Massachusetts Tax-Free Income Fund
As of 8-31-12 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2012, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

77Q1 8/12
10/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012